Tax - Disclosure of Major Components of Tax Expense (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
UK corporation tax on profit for the year	$ 17.0	$ 40.2	$ 38.9
Foreign corporation tax on profit for the year	83.6	43.1	23.1
Total UK and Foreign corporation tax	100.6	83.3	62.0
UK corporation tax	(0.5)	0.2	0.9
Foreign corporation tax	4.4	(0.1)	1.0
Total adjustments in respect of prior years	3.9	0.1	1.9
Total current tax expense (income) and adjustments for current tax of prior periods	104.5	83.4	63.9
Origination and reversal of temporary differences	0.4	(5.3)	(9.3)
Adjustment in respect of prior years – other	(1.2)	(0.3)	0.6
Adjustments for deferred tax of prior periods	(0.8)	(5.6)	(8.7)
Tax expense for the year	103.7	77.8	55.2
Items that may be reclassified subsequently to profit and loss	10.2	(7.9)	0.3
Items that will not be recycled to profit and loss	(0.3)	(3.1)	(1.4)
Income tax relating to components of other comprehensive income	9.9	(11.0)	(1.1)
Current tax expense relating to items recognized in Equity	(8.8)	(0.9)	0.0
Deferred tax expense relating to items recognized in Equity	$ 5.6	$ (12.8)	$ (2.4)